Taxation - Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Net [Abstract]
Within one year		$ 133	$ 2,092
After one year		985	3,598
Total deferred tax assets, net	[1]	1,118	5,690
Deferred Tax Liabilities, Net [Abstract]
Within one year		(165)	(167)
After one year		(1,014)	(1,199)
Total deferred tax liabilities		$ (1,179)	$ (1,366)

[1]	As at December 31, 2018 and 2019, the deferred tax assets and liabilities balances are expected to be recoverable as follows: